Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	2025	2024
	$'m	$'m
Derivative instruments
Embedded options within listed bonds(a)	2,186.0	2,186.0
Foreign exchange swaps	—	14.5
	2,186.0	2,200.5
(a)	This relates to early redemption clauses within the Group’s Senior Notes (see note 22 - Borrowings). On or after November 29, 2025, the 2026 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after September 18, 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after November 29, 2025 or 2026, the 2028 Notes may be redeemed (in whole or in part) at a price of 101.56250% and 100.00000%, respectively. On or after November 29, 2026, 2027 or 2028, the 2030 Notes may be redeemed (in whole or in part) at a price of 103.93750%, 101.96875% and 100.00000%, respectively. On or after November 29, 2027, 2028 or 2029, the 2031 Notes may be redeemed (in whole or in part) at a price of 104.12500%, 102.06250% and 100.00000%, respectively.

Schedule of fair value of derivative instruments

	2025	2024
	$'m	$'m
Derivative instruments
Embedded options within listed bonds	48.1	29.4
Foreign exchange swaps	—	(10.2)
	48.1	19.2

Schedule of changes in fair value of derivative instruments

	2025	2024	2023
	$'m	$'m	$'m
Derivative instruments
Foreign exchange swaps	10.4	8.2	(92.2)
Embedded options within listed bonds	18.8	6.7	(3.8)
Interest rate caps	—	0.2	0.2
	29.2	15.1	(95.8)

Schedule of credit ratings of derivative instruments

	2025	2024
	$'m	$'m
Derivative financial instrument assets
Not rated	48.1	29.4
	48.1	29.4

Schedule of reconciliation of movements of derivative financial instruments

	2025	2024
	$'m	$'m
Foreign exchange swaps
At January 1	(10.2)	(68.1)
Fair value gain (unrealized foreign exchange on open contracts)	10.4	8.1
Exchange differences	(3.5)	26.6
Cash flow on settlement	3.3	23.2
At December 31	—	(10.2)